Funds

Third Quarter Report

November 30, 2008

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2008

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Statement of Cash Flows	11

Financial Highlights	12

Notes to Financial Statements	13

Portfolio of Investments	24

Shareholder Meeting Information	52

Additional Information	54

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 2008
Net Assets	$525,911,262
Total Assets	$981,459,105
Assets Invested in Senior Loans	$879,680,448
Senior Loans Represented	499
Average Amount Outstanding per Loan	$1,762,887
Industries Represented	37
Average Loan Amount per Industry	$23,775,147
Portfolio Turnover Rate (YTD)	6%
Weighted Average Days to Interest Rate Reset	42
Average Loan Final Maturity	58 months
Total Leverage as a Percentage of Total Assets (including preferred shares)	45.65%

PERFORMANCE SUMMARY

The Trust declared $0.10 of dividends during the third fiscal quarter and $0.31 during the nine months ended November 30, 2008. Based on the average month-end net asset value ("NAV") per share of $5.38 for the quarter and $6.00 for the nine month period, this resulted in an annualized distribution rate(1) of 7.29% for the quarter and 7.10% for the nine month period. The Trust's total net return for the third fiscal quarter, based on NAV, was (40.62)% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of (25.48)% for the same quarter. For the nine months ended November 30, 2008, the Trust's total return, based on NAV, was (37.11)%, versus (22.57)% gross return for the Index. For the one year period ended November 30, 2008, the Trust's total net return, based on NAV, was (43.56)%, versus (26.72)% gross return of the Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the third fiscal quarter was (37.92)% and for the nine months ended November 30, 2008 was (38.25)%.

MARKET REVIEW

The Trust's performance for the period under review was negatively impacted by the unprecedented events that occurred across global financial and credit markets during the second half of 2008. The use of leverage for investment purposes also had a magnifying effect on the Trust's returns relative to the Index.

The depth and breadth of the recent financial crisis and a rapidly growing sense that the ongoing economic downturn will be more severe and long-lasting than originally envisioned, has made this market environment the most challenging in recent memory. Very few asset classes went

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

unaffected. Equities, bonds and loans, both domestic and those from non-U.S. issuers, traded off significantly during the latter part of 2008, impacted by unfavorable economic data, declining corporate earnings and valuations and perhaps a general unease about the overall global financial system.

Specific to credit markets, negative investor sentiment was compounded by a continued wave of forced selling on the part of certain funds needing to reduce leverage and/or meet redemptions, and a spike in credit ratings downgrades. The share of loans that Standard & Poor's rates CCC+ or lower jumped to an all-time high of 8.2% by November 30, from 4.4% at the end of October, and from just 2.7% at year-end 2007.

October and November were particularly difficult in the loan market, as the Index lost 13.2% and 8.5%, respectively (the former representing the worst monthly loss on record). Year-to-date through November 30, the Index was down 26.95%, versus a positive 1.71% for the same period in 2007. Loans outperformed high yield bonds and the S&P 500, but underperformed investment grade and government bonds.

Default rates continued to rise in the period, exacerbated by a noticeable reduction in overall credit availability. The Index closed out November with a lagging twelve-month default rate of 3.97%, up from 3.27% at the end of the Trust's previous fiscal quarter (August 31, 2008). In contrast, by virtue of our disciplined investment approval and monitoring process, the Trust has not been materially invested in the most problematic industry sectors and has thus continued to outperform the Index with regard to defaults. The avoidance of default-related loss will be an integral component to performance going forward, since, absent default, loans are contractually obligated to return par upon repayment.

Subsequent to quarter-end, however, the Index did experience two large, high profile defaults which pushed the lagging twelve-month default rate for the Index to 4.76%. We continue to monitor these developments closely.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares while maintaining appropriate credit standards. Using leverage for investment purposes involves borrowing at a floating short-term rate, and seeking to invest those proceeds at a higher floating

TOP TEN SENIOR LOAN ISSUERS AS OF NOVEMBER 30, 2008 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
CHS/Community Health Systems, Inc.	3.3%	6.1%
Cequel Communications, LLC	2.5%	4.7%
HCA, Inc.	2.0%	3.7%
Metro-Goldwyn-Mayer, Inc.	1.9%	3.6%
CSC Holdings, Inc.	1.8%	3.3%
Georgia Pacific Corporation	1.6%	3.0%
Norwood Promotional Products	1.6%	3.0%
ARAMARK Corporation	1.4%	2.6%
Charter Communications Operating, LLC	1.3%	2.3%
NRG Energy, Inc.	1.2%	2.3%

TOP TEN INDUSTRY SECTORS AS OF NOVEMBER 30, 2008 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	11.6%	21.7%
North American Cable	8.5%	15.9%
Printing & Publishing	5.5%	10.2%
Utilities	5.0%	9.4%
Retail Stores	4.9%	9.2%
Leisure, Amusement, Entertainment	4.6%	8.6%
Data and Internet Services	4.1%	7.6%
Radio and TV Broadcasting	3.6%	6.8%
Chemicals, Plastics & Rubber	3.5%	6.5%
Foreign Cable, Foreign TV, Radio and Equipment	3.4%	6.4%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

rate. Unlike traditional fixed income asset classes, using leverage in the floating rate senior loan asset class should not expose investors to the same degree of risk from rising short-term interest rates, as the income produced from the Trust's loan investments will adjust in a fashion consistent with the Trust's borrowing costs. The use of leverage can, however, magnify the erosion of the Trust's net asset value in declining markets.

As of November 30, 2008, the Trust had $223 million outstanding under $450 million in revolving credit facilities, and $225 million in "Aaa/AAA(3)" rated cumulative auction rate preferred shares.

As a part of its use of leverage, in 2000 the Trust issued $450 million of "Aaa/AAA(3)" rated cumulative auction rate preferred shares. Beginning in early February 2008, and continuing to date, for the first time in the history of its auction rate preferred shares program, the Trust did not receive hold orders and purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result, the amount sold by each selling shareholder was reduced pro rata or to zero. In addition, the dividend rate on such preferred shares, which is normally set by means of a Dutch auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the day of the auction.

As we have stated in the past, it is important for investors in the Trust's common and preferred shares to understand that this is a market liquidity issue and not a credit issue. The preferred shares of ING Prime Rate Trust have the highest rating issued by the rating agencies and are backed by the assets of the Trust. Further, even under current conditions, we believe that the Trust will be able to continue to pay the dividends required under its preferred shares program, whether those dividend rates are set by the Dutch auction procedure or at the maximum rate.

In response to the above described problems with the liquidity of the Trust's auction rate preferred shares, the Trust redeemed approximately $225 million of the $450 million auction rate preferred shares outstanding, approximately 50% by series, in July. The Board of Trustees ("Board") and the management of the Trust continue to evaluate options to address the on-going liquidity concerns with respect to the remaining auction rate preferred securities. There can be no assurance that any means for liquidity will be identified, and if they are, it is possible that the Trust's leverage or its benefits from leverage will diminish.

OUTLOOK

Recent loan market developments and unprecedented negative returns may have caused investors to reevaluate their perceptions of loans as an asset class. In answer, we continue to believe that the long-term benefits of investing in senior loans remain intact. While no one knows the eventual length and depth of the current turmoil, we firmly believe there will be a recovery, and that relative stability and normalcy eventually will return to the loan market.

(3)  Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's. Credit quality refers to the Trust's underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

What would be the requisite steps to a return to normalcy in our market? First, reasonable confidence in the strength and soundness of our capital markets system must be restored. We believe this is already underway, as evidenced by resolute action on the part of the U.S. Federal Reserve, the U.S. Treasury and most major international monetary authorities, and the tangible impact of those actions on key short-term markets and rates. Another important attribute of a healthy market is asset price stability. While short-term developments do not constitute a trend, loan market prices have come off their late-2008 lows, buoyed by a noticeable reduction in forced selling activity and attractive absolute yields.

We also believe a final reflection of a recovering loan market will be a sustained increase in new lending activity. While new loan issuance is expected to remain anemic at best over the very near term, as the economy strengthens and capital formation redevelops, we believe banks eventually will again go about their traditional activity of lending to well positioned, well managed corporate borrowers.

On the way to "normal," however, we will continue to face heightened but traditional credit challenges. Nonetheless, even in an increasingly difficult environment, we believe the potential benefits of investing in a diversified pool of higher quality, non-investment grade loans remains in place, as current market prices imply a forward default rate that continues to exceed the market consensus.

We also believe that our strategy of investing primarily in the better quality and most liquid non-investment grade bank loans, combined with rigorous ongoing monitoring, has the potential to continue our favorable default experience. Absent a loss associated with a default, senior bank loans pay off at original face value, which can provide investors the opportunity to, over time, recapture price declines and take advantage of price discounts. Investors looking to capitalize on that favorable total return opportunity must have a reasonable risk tolerance and a sufficiently long investment horizon.

`

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
January 12, 2009

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended November 30, 2008
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	(43.56)%	(14.76)%	(6.46)%	(1.65)%
Based on Market Value	(45.76)%	(14.07)%	(8.94)%	(3.01)%
S&P/LSTA Leveraged Loan Index	(26.72)%	(7.14)%	(2.41)%	1.17%
Credit-Suisse Leveraged Loan Index	(25.73)%	(6.64)%	(1.88)%	1.45%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES

	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
November 30, 2008	4.00%	13.88%	15.41%	7.72%	11.79%
August 31, 2008	5.00%	7.38%	8.56%	6.12%	7.21%
May 31, 2008	5.00%	8.18%	8.89%	7.58%	7.95%
February 29, 2008	6.00%	10.99%	11.93%	9.03%	9.79%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2008 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,380,353,270)	$884,037,305
Cash	1,530,773
Foreign currencies at value (Cost $1,510,691)	1,499,568
Receivables:
Investment securities sold	77,738,557
Interest	12,387,994
Other	19,802
Unrealized appreciation on forward foreign currency contracts	4,236,220
Prepaid expenses	8,886
Total assets	981,459,105
LIABILITIES:
Notes payable	223,000,000
Payable for investment securities purchased	913,750
Accrued interest payable	720,451
Deferred arrangement fees on revolving credit facilities	493,551
Dividends payable — preferred shares	32,718
Payable to affilates	918,452
Payable to custodian	255,878
Accrued trustees fees	55,268
Unrealized depreciation on forward foreign currency contracts	627,837
Unrealized depreciation on unfunded commitments	3,179,069
Other accrued expenses	350,869
Total liabilities	230,547,843
Preferred shares, $25,000 stated value per share at liquidation value (9,000 shares outstanding)	225,000,000
NET ASSETS	$525,911,262
Net assets value per common share outstanding (net assets divided by 145,094,493 shares of beneficial interest authorized and outstanding, no par value)	$3.62
NET ASSETS WERE COMPRISED OF:
Paid-in capital	1,312,128,054
Undistributed net investment income	1,399,629
Accumulated net realized loss on investments	(291,205,658)
Net unrealized depreciation on investments, foreign currency related transactions, and unfunded commitments	(496,410,763)
NET ASSETS	$525,911,262

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the nine months ended November 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$74,900,038
Arrangement fees earned	297,076
Other	1,161,330
Total investment income	76,358,444
EXPENSES:
Investment management fees	8,758,855
Administration fees	2,737,142
Transfer agent fees	87,175
Interest expense	7,490,308
Shareholder reporting expense	82,500
Custody and accounting expense	591,239
Revolving credit facility fees	384,502
Professional fees	345,733
Preferred shares — dividend disbursing agent fees	862,714
Pricing expense	24,898
ICI fees	2,161
Postage expense	135,500
Trustees fees	44,000
Miscellaneous expense	164,702
Total expenses	21,711,429
Net investment income	54,647,015
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND UNFUNDED COMMITMENTS:
Net realized gain (loss) on:
Investments	(82,269,715)
Foreign currency related transactions	19,161,018
Net realized loss on investments and foreign currency related transactions	(63,108,697)
Net change in unrealized appreciation or depreciation on:
Investments	(303,875,020)
Foreign currency related transactions	5,879,362
Unfunded commitments	(968,990)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and unfunded commitments	(298,964,648)
Net realized and unrealized loss on investments, foreign currency related transactions, and unfunded commitments	(362,073,345)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(8,151,188)
Decrease in net assets resulting from operations	$(315,577,518)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Nine Months Ended November 30, 2008	Year Ended February 29, 2008
FROM OPERATIONS:
Net investment income	$54,647,015	$108,192,188
Net realized gain (loss) on investments and foreign currency related transactions	(63,108,697)	5,073,469
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and unfunded commitments	(298,964,648)	(230,998,967)
Distributions to preferred shareholders from net investment income	(8,151,188)	(23,475,824)
Decrease in net assets resulting from operations	(315,577,518)	(141,209,134)
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(45,487,124)	(81,821,838)
Decrease in net assets from distributions to common shareholders	(45,487,124)	(81,821,838)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	—	450,139
Proceeds from shares sold	—	17,785
Net increase from capital share transactions	—	467,924
Net decrease in net assets	(361,064,642)	(222,563,048)
NET ASSETS:
Beginning of period	886,975,904	1,109,538,952
End of period (including undistributed net investment income of $1,399,629 and $390,926 respectively)	$525,911,262	$886,975,904

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the nine months ended November 30, 2008 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$75,861,789
Facility fees received	24,898
Dividends paid to preferred shareholders	(8,281,584)
Arrangement fee received	91,817
Other income received	431,495
Interest paid	(8,129,712)
Other operating expenses paid	(14,094,424)
Purchases of securities	(89,179,550)
Proceeds on sale of securities	418,603,193
Net cash provided by operating activities	$375,327,922
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(45,487,124)
Redemption of preferred shares	(225,000,000)
Net decrease in notes payable	(115,000,000)
Net cash flows used in financing activities	(385,487,124)
Net decrease	(10,159,202)
Cash at beginning of period	11,689,975
Cash at end of period	$1,530,773
Reconciliation Of Net Decrease In Net Assets Resulting From Operations To Net Cash Provided by Operating Activities:
Net decrease in net assets resulting from operations	$(315,577,518)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	303,875,020
Change in unrealized appreciation or depreciation on foreign currencies	(14,378)
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(6,617,436)
Change in unrealized depreciation on unfunded commitments	968,990
Change in unrealized appreciation or depreciation on other assets and liablilities	752,452
Net accretion of discounts on investments	(3,955,507)
Net amortization of premiums on investments	201,968
Net realized gain on sale of investments and foreign currency related transactions	63,108,697
Purchases of securities	(89,179,550)
Proceeds on sale of securities	418,603,193
Decrease in other assets	22,617
Decrease in interest receivable	4,715,290
Decrease in prepaid facility fees on notes payable	24,898
Decrease in prepaid expenses	11,626
Decrease in deferred arrangement fees on revolving credit facilities	(205,259)
Decrease in accrued interest payable	(639,404)
Decrease in dividends payable — preferred shares	(130,396)
Decrease in payable to affiliates	(468,203)
Increase in accrued trustees fees	10,705
Decrease in other accrued expenses	(179,883)
Total adjustments	690,905,440
Net cash provided by operating activities	$375,327,922

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST (UNAUDITED)  FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Nine Months Ended November 30,	Years Ended February 28 or February 29,
	2008	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$6.11	7.65	7.59	7.47	7.34	6.73
Income (loss) from investment operations:
Net investment income	$0.38	0.75	0.71	0.57	0.45	0.46
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and unfunded commitments	$(2.50)	(1.57)	0.06	0.12	0.16	0.61
Distribution to Preferred Shareholders	$(0.06)	(0.16)	(0.16)	(0.11)	(0.05)	(0.04)
Total from investment operations	$(2.18)	(0.98)	0.61	0.58	0.56	1.03
Distributions to Common Shareholders from net investment income	$(0.31)	(0.56)	(0.55)	(0.46)	(0.43)	(0.42)
Net asset value, end of period	$3.62	6.11	7.65	7.59	7.47	7.34
Closing market price at end of period	$3.27	5.64	7.40	7.02	7.56	7.84
Total Investment Return(1)
Total investment return at closing market price(2)%	(38.25)	(17.25)	13.84	(0.82)	2.04	28.77
Total investment return at net asset value(3)%	(37.11)	(13.28)	8.85	8.53	7.70	15.72
Ratios/Supplemental Data
Net assets end of period (000's)	$525,911	886,976	1,109,539	1,100,671	1,082,748	1,010,325
Preferred Shares-Aggregate amount outstanding (000's)	$225,000	450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000	25,000
Asset coverage inclusive of Preferred Shares and debt per share(4)	$54,350	53,125	62,925	55,050	53,600	62,425
Borrowings at end of period (000's)	$223,000	338,000	281,000	465,000	496,000	225,000
Asset coverage per $1,000 of debt(4)	$4,367	4,956	6,550	4,335	4,090	7,490
Average borrowings (000's)	$264,109	391,475	459,982	509,178	414,889	143,194
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.54	1.54	1.57	1.64	1.60	1.45
Net expenses after expense waiver(6)%	2.43	3.05	3.27	3.02	2.21	1.65
Gross expenses prior to expense waiver(6)%	2.43	3.05	3.27	3.02	2.22	1.65
Net investment income(6)%	6.11	7.23	6.68	5.44	4.21	4.57
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.66	1.60	1.56	1.58	1.63	1.84
Net expenses after expense waiver(6)%	2.61	3.17	3.25	2.90	2.26	2.09
Gross expenses prior to expense waiver(6)%	2.61	3.17	3.25	2.90	2.27	2.09
Net investment income(6)%	6.57	7.53	6.63	5.24	4.32	5.82
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.19	2.20	2.21	2.33	2.29	2.11
Net expenses after expense waiver(6)%	3.44	4.36	4.62	4.27	3.17	2.40
Gross expenses prior to expense waiver(6)%	3.44	4.36	4.62	4.27	3.18	2.40
Net investment income(6)%	8.64	10.35	9.42	7.71	6.04	6.68
Portfolio turnover rate %	6	60	60	81	93	87
Common shares outstanding at end of period (000's)	145,094	145,094	145,033	145,033	145,033	137,638

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(3)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

This calculation differs from total investment return at market value because it excludes the effects of changes in the market values of the Trust's shares.

(4)  Asset coverage, with respect to Preferred Shares, represents the total assets of the Trust, less all liabilities and indebtedness not represented by "senior securities" (i.e., the Trust's Preferred Shares and borrowings described above) in relation to the total amount of Preferred Shares and borrowings outstanding.

Asset coverage, with respect to borrowings, represents the total assets of the Trust, less all liabilities and indebtedness not represented by "senior securities" (i.e., the Trust's Preferred Shares and borrowings described above) in relation to the total amount of only borrowings outstanding (i.e., the denominator of the borrowings ratio includes only borrowings; in contrast, the denominator of the Preferred Share ratio includes both borrowings and Preferred Shares).

(5)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares; ratios do not reflect any add-back for the borrowings.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of November 30, 2008, 98.00% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and Investment Adviser or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Valuation, Brokerage and Proxy Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of acquistion are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

Effective for fiscal years and interim periods ending after November 15, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161." The amendments to FAS 133 require enhanced disclosure regarding credit derivatives sold, including (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (2) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (3) the fair value of the credit derivative, and (4) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

D.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), DST Systems, Inc. ("DST"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the nine months ended November 30, 2008, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $87,983,998 and $477,906,943, respectively. At November 30, 2008, the Trust held senior loans valued at $879,680,448 representing 99.5% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$—
Block Vision Holdings Corporation (571 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,893
Cedar Chemical (Liquidation Interest)	12/31/02	—
Decision One Corporation (1,752,103 Common Shares)	05/17/05	1,116,773
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,752 Common Shares)	02/25/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Humphrey's, Inc. (Residual Interest in Bankruptcy Estate)	05/15/02	—
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	25
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Norwood Promotional Products, Inc. (104,148 Common Shares)	08/23/04	32,939
Norwood Promotional Products, Inc. (Contingent Value Rights)	12/14/07	377,999
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	10/15/02	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities excluding senior loans (market value $462,482 was 0.09% of net assets at November 30, 2008)		$1,580,560

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services to over 75 million private, corporate, and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position, creating a strong buffer to navigate the current market and economic environment. ING Groep will issue non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank's core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep's Debt/Equity ratio.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2008, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$699,773	$218,679	$918,452

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $185 million 364-day revolving credit agreement which matures August 19, 2009 and a $265 million 364-day revolving securitization facility which matures May 29, 2009, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at November 30, 2008, was $223 million. Weighted average interest rate on outstanding borrowings was 3.29%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 22.72% of total assets at November 30, 2008. Average borrowings for the period ended November 30, 2008 were $264,108,501 and the average annualized interest rate was 3.76% excluding other fees related to the unused portion of the facilities, and other fees.

As of November 30, 2008, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Calpine Corporation	$577,500
Cengage Learning, Inc.	3,333,333
Coleto Creek Power	4,250,000
Community Health Systems, Inc.	2,209,427
Fontainebleau Resorts, LLC	633,333
Golden Nugget, Inc.	698,715
Kerasotes Theatres, Inc.	$450,000
Meg Energy Corporation	7,000
Sturm Foods, Inc.	500,000
United Surgical Partners International, Inc.	11,290
$12,670,598

The unrealized depreciation on these commitments of $3,179,069 as of November 30, 2008 is reported as such on the Statement of Assets and Liabilities.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited) (continued)

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2008, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,372,589
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, for the first time in the history of its auction rate preferred shares program, the Trust did not receive hold orders and purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result the amount sold by each selling shareholder was reduced pro rata or to zero. In addition, the dividend rates on each series of preferred shares, which are normally set weekly by means of a Dutch Auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the days of each weekly auction.

On June 9, 2008, the Trust announced the approval by the Board of a partial redemption of its outstanding Preferred Shares. The Trust redeemed approximately $225 million of the $450 million of its outstanding Preferred Shares as itemized below. The Preferred Shares were redeemed using proceeds available through the Trust's existing bank loan facility. Redemption costs and the on-going costs of obtaining leverage through a bank loan facility may reduce returns to Common Shares and may be higher than the costs of leverage obtained through the Preferred Shares. The Trust and the Board will continue to closely monitor the situation and evaluate potential options to restore liquidity to and/or provide additional refinancing options for this market in the context of regulatory guidelines, as well as the economic and tax implications for both its Common and Preferred shareholders.

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series M	1,800	$45,000,000	07/15/08
Series T	1,800	$45,000,000	07/16/08
Series W	1,800	$45,000,000	07/17/08
Series Th	1,800	$45,000,000	07/18/08
Series F	1,800	$45,000,000	07/21/08
Totals	9,000	$225,000,000

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the nine months ended November 30, 2008.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited) (continued)

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of November 30, 2008, the Trust held 0.4% of its total assets in subordinated loans and unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Prime Rate Trust
	Nine Months Ended November 30, 2008	Year Ended February 29, 2008
Number of Shares
Reinvestment of distributions from common shares	—	58,938
Proceeds from shares sold	—	2,320
Net increase in shares outstanding	—	61,258
Dollar Amount ($)
Reinvestment of distributions from common shares	$—	$450,139
Proceeds from shares sold	—	17,785
Net increase	$—	$467,924

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Nine Months Ended November 30, 2008	Year Ended February 29, 2008
Ordinary Income	Ordinary Income
$53,638,312	$105,297,662

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2008 were:

Unrealized Depreciation	Post-October Currency Losses Deferred	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$(194,491,261)	$(2,455,013)	$(2,086,199)	$(847,193)	2009
			(47,376,376)	2010
			(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			$(225,956,564)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Upon adoption of SFAS No. 161 as of December 1, 2008, management of the Trust continues to assess the impact to the expanded financial statement disclosures.

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. ING's internal review related to mutual fund trading has been completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited) (continued)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that the indemnification commitments made by ING Funds related to mutual fund trading have been settled and restitution amounts prepared by an independent consultant have been paid to the affected ING Funds.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anticompetitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2008 (Unaudited) (continued)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 14 — SUBSEQUENT EVENTS

Subsequent to November 30, 2008, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0340	11/28/08	12/10/08	12/22/08
$0.0340	12/19/08	12/31/08	1/13/09

Subsequent to November 30, 2008, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$13.66	12/01/08-01/12/09	12/08/08-01/16/09	12/09/08-01/20/09	0.40%
Series T	$12.05	12/02/08-01/13/09	12/09/08-01/20/09	12/10/08-01/21/09	0.35%
Series W	$9.83	12/03/08-01/14/09	12/10/08-01/21/09	12/11/08-01/22/09	0.29%
Series Th	$9.27	12/04/08-01/15/09	12/11/08-01/22/09	12/12/08-01/23/09	0.27%
Series F	$14.20	12/05/08-01/16/09	12/12/08-01/23/09	12/12/08-01/26/09	0.45%

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited)

Senior Loans*: 167.3%				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 2.3%
			Avio Group	NR	NR
	$556,314		Term Loan, 5.243%, maturing December 13, 2014			$370,505
EUR	708,333		Term Loan, 5.903%, maturing December 13, 2014			600,529
	$590,346		Term Loan, 5.868%, maturing December 13, 2015			393,170
EUR	708,333		Term Loan, 6.528%, maturing December 13, 2015			600,529
			Delta Airlines, Inc.	Ba2	BB-
	$1,485,000		Term Loan, 4.588%, maturing April 30, 2012			1,011,656
			Delta Airlines, Inc.	B2	B
	5,456,149		Term Loan, 5.831%, maturing April 30, 2014			2,799,004
			McKechnie Aerospace DE, Inc.	B1	B+
	987,500		Term Loan, 3.440%, maturing May 11, 2014			738,156
			Transdigm, Inc.	Ba3	BB-
	3,000,000		Term Loan, 5.210%, maturing June 23, 2013			2,325,000
			United Airlines, Inc.	B3	B+
	4,133,798		Term Loan, 3.438%, maturing February 01, 2014			1,963,554
			Wesco Aircraft Hardware Corporation	B1	BB-
	1,458,750		Term Loan, 3.690%, maturing September 29, 2013			1,145,119
						11,947,222
Automobile: 2.1%
			Dollar Thrifty Automotive Group, Inc.	B3	B-
	534,375		Term Loan, 3.436%, maturing June 15, 2014			160,312
			Ford Motor Company	B1	CCC+
	9,681,447	(3)	Term Loan, 4.430%, maturing December 16, 2013			3,957,292
			KAR Holdings, Inc.	Ba3	B+
	4,307,011		Term Loan, 6.020%, maturing October 18, 2013			2,630,864
			Oshkosh Truck Corporation	Ba3	BB+
	7,007,342		Term Loan, 4.197%, maturing December 06, 2013			4,484,699
						11,233,167
Beverage, Food & Tobacco: 4.3%
			ARAMARK Corporation	Ba3	BB
	1,209,004		Term Loan, 5.637%, maturing January 26, 2014			968,412
	13,061,435		Term Loan, 5.637%, maturing January 26, 2014			10,462,209
	2,947,500		Term Loan, 5.637%, maturing January 26, 2014			2,360,948
			Pinnacle Foods Holding Corporation	B2	B
	5,628,750		Term Loan, 6.423%, maturing April 02, 2014			3,865,077

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
		Sturm Foods, Inc.	B2	B
	$2,955,000	Term Loan, 6.000%, maturing January 31, 2014			$1,780,387
		United Biscuits	NR	NR
GBP	1,476,692	Term Loan, 7.419%, maturing December 14, 2014			1,504,273
		Van Houtte, Inc.	Ba3	BB-
	$651,750	Term Loan, 6.262%, maturing July 19, 2014			454,596
	88,875	Term Loan, 6.262%, maturing July 19, 2014			61,990
		Wm. Wrigley Jr. Company	NR	BBB
	1,500,000	Term Loan, 7.750%, maturing October 06, 2014			1,401,308
					22,859,200
Buildings & Real Estate: 1.5%
		Contech Construction Products, Inc.	B1	BB
	1,651,129	Term Loan, 5.512%, maturing January 31, 2013			1,023,700
		Custom Building Products, Inc.	Ba3	BB-
	3,649,828	Term Loan, 4.309%, maturing October 29, 2011			2,408,886
		John Maneely Company	B2	B+
	4,232,536	Term Loan, 7.628%, maturing December 09, 2013			2,746,916
		KCPC Acquisition, Inc.	Ba2	B-
	529,286	Term Loan, 3.688%, maturing May 22, 2014			375,793
	189,655	Term Loan, 6.063%, maturing May 22, 2014			134,655
		LaFarge Roofing	NR	NR
	169,425	Term Loan, 5.887%, maturing June 14, 2015			64,664
EUR	441,573	Term Loan, 7.267%, maturing June 14, 2015			214,173
EUR	180,337	Term Loan, 7.267%, maturing June 14, 2015			87,467
	$171,654	Term Loan, 6.137%, maturing March 14, 2016			65,515
EUR	409,551	Term Loan, 7.517%, maturing March 14, 2016			198,641
EUR	210,674	Term Loan, 7.517%, maturing March 14, 2016			102,182
		Shea Capital I, LLC	Caa2	BB-
	$160,317	Term Loan, 4.724%, maturing October 27, 2011			48,095
		Tishman Speyer	Ba2	B+
	1,500,000	Term Loan, 3.230%, maturing December 27, 2012			600,000
					8,070,687
Cargo Transport: 1.9%
		Baker Tanks, Inc.	B1	B
	1,970,000	Term Loan, 3.671%, maturing May 08, 2014			1,034,250

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: (continued)
			Dockwise Transport, N.V.	NR	NR
	$1,094,819		Term Loan, 6.012%, maturing January 11, 2015			$678,788
	875,000		Term Loan, 6.012%, maturing January 11, 2015			542,500
	875,000		Term Loan, 6.637%, maturing January 11, 2016			542,500
	1,094,819		Term Loan, 6.637%, maturing January 11, 2016			678,788
	500,000		Term Loan, 8.262%, maturing July 11, 2016			237,500
	560,000		Term Loan, 8.262%, maturing October 20, 2016			266,000
		(1)	Gainey Corporation	NR	NR
	749,586	(2)	Term Loan, 7.094%, maturing April 20, 2012			93,698
			Inmar, Inc.	B1	B
	540,922		Term Loan, 3.690%, maturing April 29, 2013			421,919
			Kenan Advantage Group, Inc.	B3	B+
	682,320		Term Loan, 6.762%, maturing December 16, 2011			460,566
			Railamerica Transportation Corporation	NR	NR
	194,560		Term Loan, 7.883%, maturing August 14, 2009			162,458
	3,005,440		Term Loan, 7.883%, maturing August 14, 2009			2,509,542
			TNT Logistics	Ba2	BB-
	1,892,409		Term Loan, 5.046%, maturing November 04, 2013			1,207,987
	723,070		Term Loan, 6.762%, maturing November 04, 2013			520,611
			US Shipping Partners, L.P.	Caa2	CCC
	1,786,152		Term Loan, 7.262%, maturing March 31, 2012			714,461
						10,071,568
Cellular: 0.9%
			Cricket Communications, Inc.	Ba2	B+
	5,865,000		Term Loan, 7.262%, maturing June 16, 2013			4,836,795
						4,836,795
Chemicals, Plastics & Rubber: 7.6%
			AZ Chem US, Inc.	B1	BB-
EUR	710,707		Term Loan, 5.673%, maturing February 28, 2013			541,899
			Borsodchem Nyrt.	NR	NR
EUR	804,394		Term Loan, 7.656%, maturing March 26, 2015			678,075
EUR	804,394		Term Loan, 8.156%, maturing March 26, 2016			678,075
			Brenntag Holding GmbH & Co. KG	B1	B+
	$1,178,182		Term Loan, 5.071%, maturing January 17, 2014			854,182
	3,621,818		Term Loan, 5.071%, maturing January 17, 2014			2,625,818

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Celanese	Ba2	BB+
	$3,200,000	Term Loan, 4.350%, maturing April 02, 2014			$2,464,000
		Cristal Inorganic Chemicals, Inc.	Ba3	B-
	2,878,250	Term Loan, 6.012%, maturing May 15, 2014			1,770,124
		Cristal Inorganic Chemicals, Inc.	B3	CCC-
	900,000	Term Loan, 9.512%, maturing November 15, 2014			405,000
		Hawkeye Renewables, LLC	B3	NR
	3,626,591	Term Loan, 7.305%, maturing June 30, 2012			1,305,573
		Hexion Specialty Chemicals, Inc.	Ba3	B
	2,450,000	Term Loan, 5.500%, maturing May 05, 2013			1,335,250
	987,500	Term Loan, 6.063%, maturing May 05, 2013			474,000
	1,164,000	Term Loan, 6.176%, maturing May 05, 2013			634,380
	1,335,113	Term Loan, 6.063%, maturing May 06, 2013			727,637
	6,152,388	Term Loan, 6.188%, maturing May 06, 2013			3,353,051
		Ineos US Finance, LLC	B2	B
	1,895,688	Term Loan, 5.932%, maturing December 16, 2012			1,075,803
	2,742,697	Term Loan, 5.950%, maturing December 16, 2013			1,355,921
	2,741,945	Term Loan, 6.450%, maturing December 23, 2014			1,384,682
		ISP Chemco, Inc.	Ba3	BB-
	3,456,250	Term Loan, 3.413%, maturing June 04, 2014			2,597,949
		JohnsonDiversey, Inc.	Ba2	BB-
	498,493	Term Loan, 5.193%, maturing December 16, 2010			396,302
	2,552,761	Term Loan, 5.509%, maturing December 16, 2011			2,029,445
		Kraton Polymers, LLC	B1	B
	2,000,000	Term Loan, 5.313%, maturing May 12, 2013			1,233,334
		Lucite International US Finco, Ltd.	B3	B+
	1,025,191	Term Loan, 3.690%, maturing July 07, 2013			891,916
	695,816	Term Loan, 3.690%, maturing July 07, 2013			597,532
		LyondellBasell Industries	B1	B+
	5,223,750	Term Loan, 7.000%, maturing December 20, 2014			2,197,705
	4,646,748	Term Loan, 7.000%, maturing April 30, 2015			1,959,380
	2,345,626	Term Loan, 7.000%, maturing April 30, 2015			980,472
		MacDermid, Inc.	B1	BB-
	1,638,215	Term Loan, 5.762%, maturing April 12, 2014			1,060,744
EUR	801,817	Term Loan, 7.389%, maturing April 12, 2014			644,485
		Northeast Biofuels, LLC	Caa1	C
	$114,514	Term Loan, 9.750%, maturing June 28, 2013			45,806
		Polypore, Inc.	Ba2	BB-
	3,291,666	Term Loan, 5.140%, maturing July 03, 2014			2,221,875
		Rockwood Specialties Group, Inc.	Ba2	BB+
	1,847,862	Term Loan, 3.546%, maturing July 30, 2012			1,499,848
					40,020,263

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: 4.8%
		Berry Plastics Corporation	B1	B+
	$4,866,046	Term Loan, 4.178%, maturing April 03, 2015			$3,264,304
		Graham Packaging Company	B1	B+
	12,002,000	Term Loan, 5.509%, maturing October 07, 2011			9,228,686
		Graphic Packaging International, Inc.	Ba3	BB-
	3,790,864	Term Loan, 5.299%, maturing May 16, 2014			2,840,779
		Mauser AG	NR	NR
EUR	625,000	Term Loan, 5.768%, maturing June 13, 2013			400,103
EUR	625,000	Term Loan, 7.130%, maturing June 13, 2014			400,103
	$842,699	Term Loan, 3.807%, maturing June 13, 2015			424,510
	842,699	Term Loan, 4.057%, maturing June 13, 2016			424,510
		Owens-Illinois	Baa3	BBB-
EUR	2,154,375	Term Loan, 5.414%, maturing June 14, 2013			2,167,409
		Pro Mach, Inc.	B1	B
	$2,437,500	Term Loan, 6.020%, maturing December 01, 2011			2,279,063
		Smurfit-Stone Container Corporation	Ba2	BB
	591,595	Term Loan, 3.404%, maturing November 01, 2011			446,284
	99,264	Term Loan, 4.897%, maturing November 01, 2011			75,110
		Tegrant Holding Company	Caa3	CC
	500,000	Term Loan, 8.310%, maturing March 08, 2015			62,500
		Xerium Technologies, Inc.	Caa1	B-
	4,208,686	Term Loan, 9.262%, maturing May 18, 2012			3,051,298
					25,064,659
Data and Internet Services: 6.8%
		Activant Solutions, Inc.	B1	B+
	898,974	Term Loan, 4.548%, maturing May 02, 2013			566,354
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.481%, maturing May 04, 2015			468,619
EUR	768,581	Term Loan, 6.981%, maturing May 04, 2016			468,619
		Audatex	Ba3	BB-
	$1,082,505	Term Loan, 4.819%, maturing May 16, 2014			855,179
		Carlson Wagonlit Holdings, B.V.	Ba3	BB-
	2,734,600	Term Loan, 5.715%, maturing August 03, 2012			1,647,597
		First Data Corporation	Ba3	BB-
	2,444,416	Term Loan, 4.345%, maturing September 24, 2014			1,670,690
	247,500	Term Loan, 5.145%, maturing September 24, 2014			169,159
	681,808	Term Loan, 5.982%, maturing September 24, 2014			465,144
		L-1 Identity Solutions Operating Company	Ba3	BB+
	500,000	Term Loan, 7.500%, maturing August 05, 2013			432,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
	Mitchell International, Inc.	Ba3	B+
$443,250	Term Loan, 5.813%, maturing March 28, 2014			$353,492
	Mitchell International, Inc.	Caa1	B+
250,000	Term Loan, 9.063%, maturing March 30, 2015			150,000
	Orbitz	B2	BB-
7,410,075	Term Loan, 5.739%, maturing July 25, 2014			3,309,836
	Reynolds & Reynolds Company	Ba2	BB
9,264,146	Term Loan, 3.436%, maturing October 26, 2012			5,651,129
	Sabre, Inc.	B1	B+
13,958,689	Term Loan, 5.251%, maturing September 30, 2014			5,707,554
	Sitel, LLC	B3	B+
2,261,385	Term Loan, 6.363%, maturing January 30, 2014			1,356,831
	Sungard Data Systems, Inc.	Ba3	BB
10,083,904	Term Loan, 4.003%, maturing February 28, 2014			7,154,842
2,500,000	Term Loan, 6.750%, maturing February 28, 2014			2,018,750
	Transaction Network Services, Inc.	B1	BB-
2,047,018	Term Loan, 4.178%, maturing March 28, 2014			1,734,848
	Travelport, Inc.	Ba2	BB-
987,500	Term Loan, 3.686%, maturing August 23, 2013			509,797
1,445,156	Term Loan, 6.012%, maturing August 23, 2013			697,804
289,971	Term Loan, 6.012%, maturing August 23, 2013			140,015
				35,528,759
Diversified / Conglomerate Manufacturing: 3.7%
	BOC Edwards	B1	BB-
3,209,375	Term Loan, 3.436%, maturing May 31, 2014			2,150,281
	Brand Services, Inc.	B1	B
2,829,179	Term Loan, 5.956%, maturing February 07, 2014			1,966,279
1,237,500	Term Loan, 6.876%, maturing February 07, 2014			952,875
	Brand Services, Inc.	Caa1	CCC+
1,600,000	Term Loan, 8.325%, maturing February 07, 2015			1,268,000
	Dresser, Inc.	B2	B+
4,852,885	Term Loan, 4.451%, maturing May 04, 2014			3,366,689
	EPD, Inc.	B1	B+
3,031,875	Term Loan, 4.460%, maturing July 31, 2014			1,894,922
434,219	Term Loan, 4.460%, maturing July 31, 2014			271,387

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
		Ferretti, S.P.A.	NR	NR
EUR	577,667	Term Loan, 4.922%, maturing January 22, 2015			$467,621
EUR	577,667	Term Loan, 4.922%, maturing January 21, 2016			467,621
		Flextronics International, Ltd.	Ba1	BB+
	$686,623	Term Loan, 6.155%, maturing October 01, 2014			485,786
	196,831	Term Loan, 7.069%, maturing October 01, 2014			136,141
		Mueller Group, Inc.	Ba3	BB+
	1,739,099	Term Loan, 4.952%, maturing May 24, 2014			1,269,542
		Rexnord Corporation / RBS Global, Inc.	Ba2	BB-
	963,581	Term Loan, 5.762%, maturing July 19, 2013			770,865
		Sensata Technologies	B1	BB-
	4,105,500	Term Loan, 5.257%, maturing April 27, 2013			2,424,298
		Sensus Metering Systems, Inc.	Ba2	BB
	1,408,696	Term Loan, 3.953%, maturing December 17, 2010			1,232,609
		Textron Fastening Systems	B2	B+
	490,000	Term Loan, 7.262%, maturing August 11, 2013			257,250
					19,382,166
Diversified / Conglomerate Service: 4.5%
		Affinion Group	Ba2	BB
	3,937,668	Term Loan, 3.436%, maturing October 17, 2012			2,887,622
		AlixPartners, LLP	B1	BB-
	2,578,769	Term Loan, 4.926%, maturing October 12, 2013			2,140,379
		Brickman Group	Ba3	BB-
	1,970,000	Term Loan, 3.436%, maturing January 23, 2014			1,211,550
		Brock Holdings, Inc.	B1	B+
	1,477,500	Term Loan, 5.762%, maturing February 26, 2014			923,438
		Catalina Marketing Corporation	Ba3	BB-
	2,970,000	Term Loan, 6.762%, maturing October 01, 2014			1,997,325
		Coach America Holdings, Inc.	B2	B
	2,116,071	Term Loan, 4.919%, maturing April 20, 2014			1,248,482
	442,989	Term Loan, 6.412%, maturing April 20, 2014			261,364
		Fleetcor Technologies Operating Company, LLC	Ba3	B+
	114,100	Term Loan, 5.100%, maturing April 30, 2013			69,601
	564,900	Term Loan, 5.100%, maturing April 30, 2013			344,589
		Intergraph Corporation	Ba3	BB-
	1,884,107	Term Loan, 4.196%, maturing May 29, 2014			1,483,734

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
		ISS Global A/S	NR	NR
EUR	877,193	Term Loan, 6.964%, maturing December 31, 2013			$754,119
EUR	122,807	Term Loan, 6.964%, maturing December 31, 2013			105,576
		ISTA International GmbH	NR	NR
EUR	1,668,522	Term Loan, 7.122%, maturing May 14, 2015			1,261,613
EUR	331,478	Term Loan, 7.122%, maturing May 14, 2015			250,639
		Valley National Gases, Inc.	Ba3	BB-
	$1,946,121	Term Loan, 5.569%, maturing February 28, 2014			1,488,783
		Valley National Gases, Inc.	B3	CCC+
	250,000	Term Loan, 9.321%, maturing August 28, 2014			175,000
		Valleycrest Companies, LLC	B1	BB-
	1,849,094	Term Loan, 4.820%, maturing October 04, 2013			1,294,366
		Vertafore, Inc.	B1	B
	3,053,790	Term Loan, 4.658%, maturing January 31, 2012			2,305,611
		West Corporation	B1	BB-
	5,370,238	Term Loan, 4.207%, maturing October 24, 2013			3,405,069
					23,608,860
Diversified Nat'l Rsrcs, Precious Metals & Minerals: 3.0%
		Georgia Pacific Corporation	Ba2	BB+
	20,498,916	Term Loan, 4.434%, maturing December 20, 2012			15,878,112
					15,878,112
Ecological: 0.2%
		Synagro Technologies, Inc.	B1	B+
	888,750	Term Loan, 4.244%, maturing April 02, 2014			617,681
		Synagro Technologies, Inc.	Caa2	CCC+
	485,000	Term Loan, 6.290%, maturing October 02, 2014			181,875
					799,556
Electronics: 2.7%
		Brocade Communications Systems, Inc.	Ba2	BB+
	3,250,000	Term Loan, 7.000%, maturing October 07, 2013			2,795,000
		Decision One	NR	NR
	1,726,280	Term Loan, 12.000%, maturing April 15, 2010			1,726,280
		Freescale Semiconductor, Inc.	Ba1	BB
	5,069,438	Term Loan, 4.600%, maturing November 29, 2013			2,960,871
		Infor Global Solutions	B1	B+
	493,750	Term Loan, 6.520%, maturing July 28, 2012			274,031
	618,676	Term Loan, 7.520%, maturing July 28, 2012			344,912
	1,185,797	Term Loan, 7.520%, maturing July 28, 2012			661,082
EUR	736,875	Term Loan, 8.139%, maturing July 28, 2012			508,008

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Electronics: (continued)
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 11.392%, maturing March 02, 2014			$126,286
		Kronos, Inc.	Ba3	B+
	$3,300,893	Term Loan, 6.012%, maturing June 11, 2014			2,211,598
		NXP, B.V.	Caa1	CCC
	1,750,000	Floating Rate Note, 7.758%, maturing October 15, 2013			433,125
EUR	1,500,000	Floating Rate Note, 7.758%, maturing October 15, 2013			457,488
		ON Semiconductor	Baa3	BB
	$1,970,000	Term Loan, 3.186%, maturing September 03, 2013			1,526,750
					14,025,431
Finance: 1.1%
		LPL Holdings, Inc.	Ba3	B+
	7,393,672	Term Loan, 5.512%, maturing June 28, 2013			5,693,127
					5,693,127
Foreign Cable, Foreign TV, Radio and Equipment: 4.9%
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 7.925%, maturing January 31, 2014			578,573
SEK	8,000,000	Term Loan, 8.050%, maturing January 31, 2015			534,067
		Levana Holding 4 GmbH	NR	NR
EUR	728,399	Term Loan, 7.526%, maturing March 02, 2015			111,849
EUR	728,398	Term Loan, 7.776%, maturing March 02, 2016			111,849
		Numericable/YPSO France SAS	NR	NR
EUR	765,871	Term Loan, 5.892%, maturing July 28, 2016			523,880
EUR	1,249,580	Term Loan, 5.892%, maturing July 28, 2016			854,753
EUR	1,984,549	Term Loan, 5.892%, maturing July 28, 2016			1,357,496
EUR	1,305,125	Term Loan, 6.142%, maturing July 28, 2016			901,009
EUR	694,875	Term Loan, 6.142%, maturing July 28, 2016			479,715
		ProSiebenSat.1 Media AG	NR	NR
EUR	64,583	Term Loan, 5.826%, maturing July 02, 2014			38,677
EUR	1,190,021	Term Loan, 5.826%, maturing July 02, 2014			712,661
SEK	2,269,914	Term Loan, 6.295%, maturing July 02, 2014			132,039
EUR	801,232	Term Loan, 5.951%, maturing May 09, 2015			496,739
EUR	36,050	Term Loan, 5.951%, maturing May 09, 2015			22,350
		UPC Financing Partnership	Ba3	B+
	$5,000,000	Term Loan, 4.600%, maturing December 31, 2014			3,605,000
EUR	7,346,871	Term Loan, 6.481%, maturing December 31, 2014			6,330,277

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
		Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	833,853	Term Loan, 8.129%, maturing September 03, 2012			$973,331
GBP	423,993	Term Loan, 8.129%, maturing September 03, 2012			494,914
GBP	2,883,112	Term Loan, 8.147%, maturing September 03, 2012			3,365,371
GBP	3,454,322	Term Loan, 8.147%, maturing September 03, 2012			4,032,127
					25,656,677
Gaming: 4.4%
		Cannery Casino Resorts, LLC	B1	BB
	$1,632,874	Term Loan, 3.703%, maturing May 18, 2013			1,528,778
	1,346,457	Term Loan, 4.993%, maturing May 18, 2013			1,260,620
		CCM Merger, Inc.	B1	BB-
	3,234,471	Term Loan, 5.152%, maturing July 13, 2012			1,536,374
		Centaur, LLC	B2	CCC+
	1,116,817	Term Loan, 9.762%, maturing October 30, 2012			698,011
		Fontainebleau Las Vegas, LLC	B3	B
	1,266,667	Term Loan, 6.065%, maturing June 06, 2014			449,667
		Golden Nugget, Inc.	B2	BB-
	349,358	Term Loan, 2.528%, maturing June 30, 2014			136,250
	1,834,127	Term Loan, 3.430%, maturing June 30, 2014			715,310
		Green Valley Ranch Gaming, LLC	B3	B
	1,422,955	Term Loan, 4.521%, maturing February 16, 2014			675,903
		Green Valley Ranch Gaming, LLC	Caa3	CCC
	750,000	Term Loan, 6.000%, maturing August 16, 2014			63,750
		Greenwood Racing, Inc.	B2	BB-
	723,750	Term Loan, 5.430%, maturing November 28, 2011			452,344
		Harrahs Operating Company, Inc.	B1	B+
	1,990,000	Term Loan, 6.536%, maturing January 28, 2015			1,174,349
	1,492,500	Term Loan, 6.538%, maturing January 28, 2015			882,173
		Isle Of Capri Casinos, Inc.	Ba3	BB
	4,360,213	Term Loan, 5.512%, maturing July 26, 2014			2,772,367
	1,314,687	Term Loan, 5.512%, maturing July 26, 2014			835,921
	1,744,085	Term Loan, 5.512%, maturing July 26, 2014			1,108,947
		Las Vegas Sands, LLC	B2	B+
	1,596,000	Term Loan, 5.520%, maturing May 23, 2014			796,227
	6,320,000	Term Loan, 5.520%, maturing May 23, 2014			3,152,978
		New World Gaming Partners, Ltd.	B1	B+
	708,333	Term Loan, 6.553%, maturing September 30, 2014			332,031
	3,515,104	Term Loan, 6.553%, maturing September 30, 2014			1,647,705

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
		Seminole Tribe Of Florida	Baa3	BBB
	$16,661	Term Loan, 5.313%, maturing March 05, 2014			$13,329
		VML US Finance, LLC	B2	B
	867,738	Term Loan, 6.020%, maturing May 25, 2012			500,133
	1,932,262	Term Loan, 6.020%, maturing May 24, 2013			1,113,686
	2,000,000	Term Loan, 6.020%, maturing May 26, 2013			1,152,728
					22,999,581
Healthcare, Education and Childcare: 21.7%
		Accellent, Inc.	B2	B+
	1,945,000	Term Loan, 4.694%, maturing November 22, 2012			1,303,150
		AGA Medical Corporation	B1	BB-
	1,632,209	Term Loan, 4.138%, maturing April 28, 2013			1,264,962
		Catalent Pharma Solutions	Ba3	BB-
	6,495,556	Term Loan, 6.012%, maturing April 10, 2014			4,043,483
		CHG Medical Staffing, Inc.	Ba3	B+
	1,572,000	Term Loan, 3.936%, maturing January 08, 2013			1,186,860
	400,000	Term Loan, 6.255%, maturing January 08, 2013			302,000
		CHS/Community Health Systems, Inc.	Ba3	BB
	43,201,602	Term Loan, 4.394%, maturing July 25, 2014			31,901,704
		Concentra Operating Corporation	B1	B+
	1,975,000	Term Loan, 6.020%, maturing June 25, 2014			1,224,500
		CRC Health Corporation	Ba3	BB-
	1,442,277	Term Loan, 6.012%, maturing February 06, 2013			905,029
	1,462,650	Term Loan, 6.012%, maturing February 06, 2013			917,813
		Education Management Corporation	B2	B+
	6,171,248	Term Loan, 5.563%, maturing June 01, 2013			4,154,021
		Emdeon Business Services, LLC	B1	BB-
	2,356,912	Term Loan, 6.517%, maturing November 16, 2013			1,708,761
		EMSC, L.P.	Ba1	BB+
	3,169,458	Term Loan, 4.811%, maturing February 10, 2012			2,789,123
		Gambro	NR	NR
	646,459	Term Loan, 5.618%, maturing June 05, 2014			425,047
SEK	2,146,343	Term Loan, 7.865%, maturing June 05, 2014			174,196
SEK	2,111,070	Term Loan, 7.865%, maturing June 05, 2014			171,333
	$646,459	Term Loan, 6.118%, maturing June 05, 2015			425,047
SEK	2,146,343	Term Loan, 8.365%, maturing June 05, 2015			174,196
SEK	2,111,070	Term Loan, 8.365%, maturing June 05, 2015			171,333
		Gentiva Health Services, Inc.	Ba3	BB-
	$2,035,135	Term Loan, 4.128%, maturing March 31, 2013			1,643,371

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Harlan Sprague Dawley, Inc.	B2	BB-
	$2,488,125	Term Loan, 7.174%, maturing July 11, 2014			$1,953,178
		Harrington Holdings, Inc.	B1	BB-
	2,429,667	Term Loan, 3.686%, maturing January 11, 2014			1,858,695
		HCA, Inc.	Ba3	BB
	25,985,239	Term Loan, 6.012%, maturing November 18, 2013			19,545,785
		Health Management Associates, Inc.	B1	BB-
	2,680,713	Term Loan, 5.512%, maturing February 28, 2014			1,822,885
		Iasis Healthcare, LLC	Ba2	B+
	144,841	Term Loan, 3.395%, maturing March 15, 2014			109,807
	541,795	Term Loan, 5.118%, maturing March 15, 2014			410,748
	1,565,784	Term Loan, 5.118%, maturing March 15, 2014			1,187,060
		IM US Holdings, LLC	B1	BB
	2,937,500	Term Loan, 4.798%, maturing June 26, 2014			2,100,313
		Life Technologies Corporation	Baa3	BBB-
	1,750,000	Term Loan, 6.000%, maturing November 21, 2015			1,603,437
		Multiplan, Inc.	B1	B+
	1,223,153	Term Loan, 4.000%, maturing April 12, 2013			905,133
		National Mentor, Inc.	B1	B+
	117,736	Term Loan, 5.570%, maturing June 29, 2013			99,487
	1,974,686	Term Loan, 5.770%, maturing June 29, 2013			1,668,610
		Nycomed	NR	NR
EUR	535,383	Term Loan, 7.423%, maturing December 10, 2014			394,045
EUR	1,397,300	Term Loan, 7.423%, maturing December 10, 2014			1,028,420
EUR	86,211	Term Loan, 7.423%, maturing December 10, 2014			63,452
EUR	54,917	Term Loan, 7.423%, maturing December 10, 2014			40,419
EUR	388,312	Term Loan, 7.423%, maturing December 10, 2014			285,800
EUR	1,397,300	Term Loan, 8.173%, maturing December 10, 2014			1,028,420
EUR	86,211	Term Loan, 8.173%, maturing December 10, 2014			63,452
EUR	54,917	Term Loan, 8.173%, maturing December 10, 2014			40,420
EUR	388,312	Term Loan, 8.173%, maturing December 10, 2014			285,800
EUR	535,383	Term Loan, 8.173%, maturing December 10, 2014			394,045

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Orthofix International/Colgate Medical	B1	BB+
	$1,766,818	Term Loan, 8.270%, maturing September 22, 2013			$1,404,620
		Quintiles Transnational Corporation	B1	BB
	2,953,370	Term Loan, 5.770%, maturing March 31, 2013			2,318,396
		Renal Advantage, Inc.	NR	B+
	3,358,044	Term Loan, 5.319%, maturing October 06, 2012			2,350,631
		Rural/Metro Operating Company, LLC	Ba2	BB-
	835,293	Term Loan, 6.279%, maturing March 04, 2011			680,764
	519,127	Term Loan, 6.790%, maturing March 04, 2011			423,088
		Sterigenics International, Inc.	B3	BB-
	1,939,310	Term Loan, 5.120%, maturing November 21, 2013			1,318,731
		Stiefel Laboratories, Inc.	B1	BB-
	687,900	Term Loan, 7.000%, maturing December 28, 2013			536,562
	899,366	Term Loan, 7.000%, maturing December 28, 2013			701,506
		Sun Healthcare Group, Inc.	Ba2	B+
	847,364	Term Loan, 4.823%, maturing April 19, 2014			618,576
	131,512	Term Loan, 5.014%, maturing April 19, 2014			96,004
	217,241	Term Loan, 5.762%, maturing April 21, 2014			158,586
		Surgical Care Affiliates, LLC	Ba3	B
	2,962,500	Term Loan, 5.762%, maturing December 29, 2014			1,747,875
		Team Health, Inc.	B1	BB-
	2,026,728	Term Loan, 4.443%, maturing November 23, 2012			1,378,175
		United Surgical Partners International, Inc.	Ba3	B
	311,290	Term Loan, 3.419%, maturing April 19, 2014			200,782
	1,652,258	Term Loan, 4.457%, maturing April 19, 2014			1,065,706
		Vanguard Health Holdings Company II, LLC	Ba3	B+
	3,393,066	Term Loan, 4.666%, maturing September 23, 2011			2,807,762
		Viant Holdings, Inc.	Ba3	B+
	740,625	Term Loan, 6.020%, maturing June 25, 2014			403,641
		VWR International, Inc.	B1	B+
	3,500,000	Term Loan, 3.936%, maturing June 29, 2014			2,318,750
EUR	2,500,000	Term Loan, 5.936%, maturing June 29, 2014			2,017,395
					114,322,890
Home & Office Furnishings: 1.9%
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 7.379%, maturing October 19, 2014			953,100
EUR	1,250,000	Term Loan, 7.879%, maturing October 19, 2015			953,100

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Home & Office Furnishings: (continued)
		Hilding Anders	NR	NR
EUR	324,872	Term Loan, 7.540%, maturing April 25, 2015			$240,140
SEK	17,864,613	Term Loan, 7.733%, maturing April 25, 2015			1,141,160
		National Bedding Company	B1	BB-
	$2,177,466	Term Loan, 4.926%, maturing February 28, 2013			1,277,447
		Simmons Company	B1	B-
	6,942,562	Term Loan, 5.499%, maturing December 19, 2011			4,477,953
		Springs Window Fashions, LLC	B2	B+
	1,410,813	Term Loan, 6.563%, maturing December 31, 2012			941,717
					9,984,617
Insurance: 2.4%
		AmWINS Group, Inc.	B2	B-
	1,975,000	Term Loan, 4.358%, maturing June 08, 2013			1,283,750
		Applied Systems, Inc.	B1	B-
	1,303,700	Term Loan, 6.230%, maturing September 26, 2013			1,075,553
		Conseco, Inc.	B1	B+
	6,130,689	Term Loan, 3.768%, maturing October 10, 2013			4,030,928
		Crawford & Company	B1	BB-
	2,836,786	Term Loan, 6.520%, maturing October 30, 2013			2,411,268
		Hub International, Ltd.	B2	B+
	454,432	Term Loan, 6.262%, maturing June 13, 2014			282,884
	2,021,803	Term Loan, 6.262%, maturing June 13, 2014			1,258,572
		Swett & Crawford	B3	B
	2,561,000	Term Loan, 5.975%, maturing April 03, 2014			1,165,255
		USI Holdings Corporation	B2	B
	2,277,500	Term Loan, 6.520%, maturing May 05, 2014			1,298,175
					12,806,385
Leisure, Amusement, Entertainment: 8.6%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
	3,168,750	Term Loan, 5.361%, maturing June 08, 2012			2,075,531
		Alpha D2, Ltd.	NR	NR
	1,714,286	Term Loan, 3.681%, maturing December 31, 2013			1,150,286
	1,178,571	Term Loan, 3.681%, maturing December 31, 2013			790,821
		AMF Bowling Worldwide, Inc.	B1	B+
	3,085,938	Term Loan, 5.350%, maturing June 10, 2013			1,465,820
		Cedar Fair, L.P.	Ba3	BB-
	6,817,550	Term Loan, 3.436%, maturing August 30, 2012			4,731,380
		Cinemark USA, Inc.	Ba3	B
	3,675,000	Term Loan, 3.660%, maturing October 05, 2013			2,819,251

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
		HIT Entertainment, Inc.	Ba3	B+
	$1,940,892	Term Loan, 4.710%, maturing March 20, 2012			$1,009,264
		Kerasotes Showplace Theater, LLC	B1	B-
	675,000	Revolver, 2.300%, maturing October 31, 2010			644,625
	281,978	Term Loan, 3.750%, maturing October 28, 2011			181,876
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	33,072,092	Term Loan, 7.012%, maturing April 08, 2012			15,319,456
	7,774,464	Term Loan, 7.012%, maturing April 09, 2012			3,601,241
		NEP II, Inc.	B1	B
	4,429,996	Term Loan, 6.012%, maturing February 16, 2014			3,100,997
		Warner Music Group	Ba3	BB
	10,807,499	Term Loan, 4.387%, maturing February 28, 2011			8,573,945
					45,464,493
Lodging: 2.3%
		Audio Visual Services Corporation	Ba3	B+
	990,000	Term Loan, 6.020%, maturing February 28, 2014			445,500
		Hotel Del Coronado	B1	B+
	16,400,000	Term Loan, 6.310%, maturing January 15, 2009			11,480,000
					11,925,500
Machinery: 0.4%
		Kion Group	NR	NR
EUR	1,238,909	Term Loan, 5.973%, maturing December 23, 2014			949,890
EUR	1,145,833	Term Loan, 6.387%, maturing December 23, 2015			875,859
		LN Acquisition Corporation	B1	BB-
	$359,091	Term Loan, 4.270%, maturing July 11, 2014			272,909
	134,659	Term Loan, 4.270%, maturing July 11, 2014			102,341
					2,200,999
Mining, Steel, Iron & Nonprecious Metals: 1.2%
		Continental Alloys & Services, Inc.	B3	B
	491,563	Term Loan, 6.262%, maturing June 15, 2012			331,805
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	688,538	Term Loan, 4.239%, maturing May 18, 2014			416,565
		Novelis	Ba2	BB
	1,234,375	Term Loan, 5.770%, maturing July 06, 2014			783,828
	2,715,625	Term Loan, 5.770%, maturing July 06, 2014			1,724,422
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	258,473	Term Loan, 5.762%, maturing May 08, 2014			181,362
	2,887,165	Term Loan, 5.762%, maturing May 08, 2014			2,025,829

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Mining, Steel, Iron & Nonprecious Metals: (continued)
	Tube City IMS Corporation	Ba3	BB
$162,162	Term Loan, 5.762%, maturing January 25, 2014			$113,513
1,317,770	Term Loan, 5.762%, maturing January 25, 2014			922,439
				6,499,763
North American Cable: 15.9%
	Atlantic Broadband	B1	B
1,955,229	Term Loan, 6.020%, maturing August 10, 2012			1,779,258
	Bresnan Communications, LLC	B2	BB-
2,750,000	Term Loan, 4.737%, maturing September 29, 2013			2,099,166
2,246,939	Term Loan, 6.060%, maturing September 29, 2013			1,715,162
	Cequel Communications, LLC	B1	BB-
36,551,861	Term Loan, 6.161%, maturing November 05, 2013			24,702,954
	Cequel Communications, LLC	Caa1	B-
1,525,000	Term Loan, 7.693%, maturing May 05, 2014			861,625
	Charter Communications Operating, LLC	B1	B+
18,079,769	Term Loan, 5.060%, maturing March 06, 2014			12,275,404
	CSC Holdings, Inc.	Ba1	BBB-
21,085,057	Term Loan, 4.569%, maturing March 29, 2013			17,611,884
	Insight Midwest Holdings, LLC	B1	B+
9,002,500	Term Loan, 4.850%, maturing April 07, 2014			7,105,547
	Knology, Inc.	B2	B
1,975,000	Term Loan, 6.400%, maturing June 30, 2012			1,234,375
	Mediacom Broadband, LLC	Ba3	BB-
10,254,981	Term Loan, 2.840%, maturing January 31, 2015			7,352,821
	Quebecor Media, Inc.	B1	B
2,917,500	Term Loan, 6.819%, maturing July 21, 2009			2,363,175
	San Juan Cable, LLC	B1	BB-
1,703,743	Term Loan, 4.820%, maturing October 31, 2012			1,022,246
	WideOpenWest Finance, LLC	B2	B-
5,833,333	Term Loan, 5.190%, maturing June 28, 2014			3,485,417
				83,609,034
Oil & Gas: 4.0%
	Alon USA	B1	BB
1,729,620	Term Loan, 3.860%, maturing June 22, 2013			1,210,734
216,202	Term Loan, 4.446%, maturing June 22, 2013			151,342
	CR Gas Storage	Ba3	BB-
79,940	Term Loan, 4.843%, maturing May 13, 2011			63,353
151,353	Term Loan, 4.844%, maturing May 12, 2013			119,947
1,336,151	Term Loan, 4.847%, maturing May 12, 2013			1,058,900
224,609	Term Loan, 4.847%, maturing May 12, 2013			178,002

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
		McJunkin Corporation	B1	B+
	$2,657,328	Term Loan, 7.012%, maturing January 31, 2013			$2,149,779
		MEG Energy	Ba3	BB+
	2,782,500	Term Loan, 5.759%, maturing April 03, 2013			1,899,056
	2,730,000	Term Loan, 5.770%, maturing April 03, 2013			1,863,225
		Pine Prairie Energy Center	B1	B
	492,500	Term Loan, 5.620%, maturing December 31, 2013			421,088
		SG Resources Mississippi, LLC	B1	BB
	2,493,750	Term Loan, 4.993%, maturing April 02, 2014			2,125,922
		Targa Resources, Inc.	Ba3	B+
	1,039,832	Term Loan, 5.762%, maturing October 31, 2012			758,211
	2,854,353	Term Loan, 5.970%, maturing October 31, 2012			2,081,300
		Venoco, Inc.	Caa1	B
	1,500,000	Term Loan, 6.250%, maturing September 20, 2011			1,001,250
		Western Refining, Inc.	B3	BB-
	9,603,333	Term Loan, 9.250%, maturing May 30, 2014			5,713,983
					20,796,092
Other Broadcasting and Entertainment: 1.7%
		Deluxe Entertainment Services Group, Inc.	Ba3	B-
	218,114	Term Loan, 5.051%, maturing May 11, 2013			130,869
	2,262,201	Term Loan, 5.339%, maturing May 11, 2013			1,357,320
	118,110	Term Loan, 6.012%, maturing May 11, 2013			70,866
		Getty Images, Inc.	Ba2	BB
	1,000,000	Term Loan, 8.053%, maturing July 02, 2015			863,750
		VNU	Ba3	B+
	9,676,474	Term Loan, 4.229%, maturing August 09, 2013			6,498,362
					8,921,167
Other Telecommunications: 3.7%
		Asurion Corporation	B1	B-
	8,250,000	Term Loan, 5.305%, maturing July 03, 2014			5,630,625
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,051,724	Term Loan, 5.267%, maturing September 30, 2014			1,925,078
EUR	2,051,953	Term Loan, 5.517%, maturing September 30, 2015			1,925,293
		Cavalier Telephone	Caa1	B-
	$2,443,723	Term Loan, 7.750%, maturing December 31, 2012			855,303
		Consolidated Communications	B1	B+
	1,000,000	Term Loan, 3.940%, maturing December 31, 2014			800,000
		Gabriel Communications	B2	B-
	493,750	Term Loan, 6.069%, maturing May 31, 2014			355,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
	Hargray Communications Group, Inc.	B1	B
$446,292	Term Loan, 6.012%, maturing June 29, 2014			$359,265
	Hawaiian Telcom Communications, Inc.	B3	CC
2,818,023	Term Loan, 6.262%, maturing June 01, 2014			1,180,047
	Kentucky Data Link, Inc.	B1	B
2,719,226	Term Loan, 3.686%, maturing February 26, 2014			2,188,977
	One Communications	B2	CCC+
2,694,643	Term Loan, 6.886%, maturing June 30, 2012			1,232,799
	PAETEC Holding Corporation	B1	B
433,815	Term Loan, 3.936%, maturing February 28, 2013			291,741
	Time Warner Telecom Holdings, Inc.	Ba2	B
2,666,182	Term Loan, 3.691%, maturing January 07, 2013			2,109,616
	U.S. Telepacific Corporation	B1	CCC+
980,005	Term Loan, 7.347%, maturing August 04, 2011			676,204
				19,530,448
Personal & Nondurable Consumer Products: 6.5%
	Advantage Sales And Marketing	B1	B-
3,012,249	Term Loan, 4.894%, maturing March 29, 2013			2,003,146
	Bushnell Performance Optics	Ba3	BB-
1,732,500	Term Loan, 7.512%, maturing August 24, 2013			1,256,062
	Fender Musical Instruments Corporation	B2	B+
2,304,167	Term Loan, 5.170%, maturing June 09, 2014			1,440,104
1,163,750	Term Loan, 6.020%, maturing June 09, 2014			727,344
	Gibson Guitar Corporation	B2	B
442,683	Term Loan, 6.204%, maturing December 29, 2013			378,494
	Huish Detergents, Inc.	Ba3	BB
1,666,250	Term Loan, 5.770%, maturing April 26, 2014			1,321,891
	Information Resources, Inc.	B1	B+
401,792	Term Loan, 3.876%, maturing May 16, 2014			261,165
	Jarden Corporation	Ba3	BB-
9,122,654	Term Loan, 5.512%, maturing January 24, 2012			7,216,020
1,175,172	Term Loan, 5.512%, maturing January 24, 2012			929,561
	KIK Custom Products, Inc.	B3	CCC+
72,439	Term Loan, 5.800%, maturing May 31, 2014			36,672
422,561	Term Loan, 5.800%, maturing May 31, 2014			213,921
	Mega Bloks, Inc.	B1	CCC
967,500	Term Loan, 8.750%, maturing July 26, 2012			292,669
	Norwood Promotional Products	NR	NR
26,898,557	Term Loan, 6.000%, maturing August 16, 2011			15,870,149

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
	Spectrum Brands, Inc.	B1	B-
$875,115	Term Loan, 6.387%, maturing March 30, 2013			$530,320
44,301	Term Loan, 6.850%, maturing March 30, 2013			26,846
	Totes Isotoner Corporation	B1	B
394,985	Term Loan, 6.323%, maturing January 31, 2013			211,317
	Yankee Candle Company, Inc.	Ba3	BB-
2,693,077	Term Loan, 5.731%, maturing February 06, 2014			1,474,460
				34,190,141
Personal, Food & Miscellaneous: 2.5%
	Acosta, Inc.	B1	B
2,932,500	Term Loan, 5.370%, maturing July 29, 2013			2,030,756
	Arbys Restaurant Group, Inc.	B1	BB-
4,776,677	Term Loan, 5.575%, maturing July 25, 2012			3,313,820
	Culligan International Company	B2	B-
985,000	Term Loan, 5.029%, maturing November 24, 2012			556,525
	Dennys, Inc.	Ba2	BB
555,000	Term Loan, 3.470%, maturing March 31, 2012			413,475
683,261	Term Loan, 4.959%, maturing March 31, 2012			509,030
	N.E.W. Customer Services Companies, Inc.	B1	B
3,191,953	Term Loan, 5.702%, maturing May 22, 2014			2,282,247
	OSI Restaurant Partners, Inc.	B3	B+
372,420	Term Loan, 5.069%, maturing June 14, 2013			168,706
4,368,651	Term Loan, 3.750%, maturing June 14, 2014			1,978,999
	Reddy Ice Group, Inc.	B1	BB-
1,000,000	Term Loan, 6.500%, maturing August 09, 2012			627,500
	Sbarro, Inc.	B1	B-
492,500	Term Loan, 3.931%, maturing January 31, 2014			309,044
	Seminole Hard Rock Entertainment	B1	BB
750,000	Floating Rate Note, 7.536%, maturing March 15, 2014			397,500
	U.S. Security Holdings, Inc.	Ba3	B+
559,398	Term Loan, 4.678%, maturing May 08, 2013			447,519
				13,035,121
Printing & Publishing: 9.4%
	American Achievement Corporation	Ba3	BB-
448,387	Term Loan, 5.070%, maturing March 25, 2011			399,065
	Ascend Media Holdings, LLC	B3	B
841,773	Term Loan, 5.313%, maturing January 31, 2012			235,696

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		Black Press, Ltd.	Ba3	BB-
	$724,913	Term Loan, 4.196%, maturing August 02, 2013			$434,948
	1,193,975	Term Loan, 4.196%, maturing August 02, 2013			716,385
		Canwest Media, Inc.	Ba2	BB-
	738,750	Term Loan, 4.196%, maturing July 10, 2014			435,862
		Caribe Information Investments Inc.	B1	B+
	1,626,613	Term Loan, 3.697%, maturing March 31, 2013			1,097,964
		Cengage Learning, Inc.	B1	B+
	5,077,500	Term Loan, 3.940%, maturing July 03, 2014			3,430,486
		Cenveo Corporation	Ba2	BB+
	29,961	Term Loan, 4.954%, maturing June 21, 2013			19,924
	1,853,819	Term Loan, 4.954%, maturing June 21, 2013			1,232,790
		Dex Media West, LLC	Ba2	BB
	4,250,000	Term Loan, 7.538%, maturing October 24, 2014			2,167,500
		Flint Group	NR	NR
	936,821	Term Loan, 6.126%, maturing December 31, 2012			442,648
	353,279	Term Loan, 6.126%, maturing December 31, 2014			166,924
	2,333,333	Term Loan, 6.126%, maturing May 29, 2015			1,102,500
EUR	666,667	Term Loan, 7.541%, maturing May 29, 2015			457,488
	$1,277,104	Term Loan, 6.126%, maturing December 31, 2015			603,432
		Hanley Wood, LLC	B2	B
	2,708,865	Term Loan, 4.324%, maturing March 08, 2014			1,327,344
		Idearc, Inc.	B2	B-
	24,980,186	Term Loan, 5.670%, maturing November 17, 2014			8,404,059
		Intermedia Outdoor, Inc.	NR	NR
	1,621,125	Term Loan, 6.762%, maturing January 31, 2013			1,013,203
		Mediannuaire Holding	NR	NR
EUR	581,289	Term Loan, 6.204%, maturing April 10, 2016			302,868
EUR	581,289	Term Loan, 6.704%, maturing April 10, 2016			302,868
		Merrill Communications, LLC	B1	B+
	$2,879,358	Term Loan, 4.719%, maturing May 15, 2011			1,842,789
		Nelson Canada	Ba3	B
	3,960,000	Term Loan, 6.262%, maturing July 05, 2014			2,871,000
		PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000	Term Loan, 5.454%, maturing October 24, 2013			592,193
		PBL Media	B1	B
AUD	24,331,191	Term Loan, 7.028%, maturing February 05, 2013			8,744,034

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			Prism Business Media Holdings/ Penton Media, Inc.	B2	B-
	$1,674,500		Term Loan, 5.635%, maturing February 01, 2013			$833,064
			R.H. Donnelley Corporation	Ba2	BB
	4,555,341	(3)	Term Loan, 5.637%, maturing June 30, 2011			2,793,941
			Readers Digest	B1	B
	4,309,375		Term Loan, 4.469%, maturing March 02, 2014			1,616,016
EUR	745,873		Term Loan, 5.371%, maturing March 02, 2014			308,053
			Source Media, Inc.	B1	B
	$2,760,475		Term Loan, 8.770%, maturing November 08, 2011			1,518,261
			Thomas Nelson Publishers	B1	B
	1,860,889		Term Loan, 8.500%, maturing June 12, 2012			1,265,404
			Tribune Company	Caa1	CCC
	1,491,225		Term Loan, 6.000%, maturing May 19, 2014			433,697
			Valassis Communications, Inc.	Ba2	BB
	304,909		Term Loan, 5.520%, maturing March 02, 2014			180,659
	919,570		Term Loan, 5.520%, maturing March 02, 2014			544,845
			Yell Group, PLC	Ba3	BB-
	2,000,000		Term Loan, 4.431%, maturing October 27, 2012			1,356,666
						49,194,576
Radio and TV Broadcasting: 6.4%
			Block Communications, Inc.	Ba1	BB+
	972,500		Term Loan, 5.274%, maturing December 22, 2012			743,963
			Citadel Broadcasting Corporation	B3	B+
	9,600,000		Term Loan, 5.021%, maturing June 12, 2014			3,744,000
			CMP KC, LLC	NR	NR
	1,352,663		Term Loan, 5.707%, maturing May 03, 2011			419,325
			CMP Susquehanna Corporation	Caa1	B-
	6,973,862		Term Loan, 3.640%, maturing May 05, 2013			2,249,071
			Cumulus Media, Inc.	B3	B
	2,802,020		Term Loan, 3.506%, maturing June 11, 2014			1,337,964
			CW Media Holdings, Inc.	Ba2	B+
	2,722,500		Term Loan, 7.012%, maturing February 16, 2015			2,041,875
			Emmis Communication	Caa1	B+
	1,160,471		Term Loan, 4.900%, maturing November 01, 2013			580,235
			FoxCo Acquisition, LLC	B1	BB-
	1,250,000		Term Loan, 7.250%, maturing July 14, 2015			831,250
			Local TV Finance, LLC	B2	B+
	2,863,750		Term Loan, 3.965%, maturing May 07, 2013			1,417,556

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
		Nexstar Broadcasting Group	Ba2	B+
	$2,232,761	Term Loan, 5.512%, maturing October 01, 2012			$1,339,656
	2,359,423	Term Loan, 5.512%, maturing October 01, 2012			1,415,653
		Nextmedia Operating, Inc.	B1	B
	408,622	Term Loan, 5.453%, maturing November 15, 2012			238,022
	919,398	Term Loan, 5.262%, maturing November 15, 2012			535,550
		Paxson Communications	B2	CCC+
	4,500,000	Term Loan, 8.069%, maturing January 15, 2012			2,025,000
		Regent Communications	B3	B-
	1,427,517	Term Loan, 6.012%, maturing November 21, 2013			1,042,088
		Spanish Broadcasting Systems	Caa1	CCC+
	3,860,000	Term Loan, 5.520%, maturing June 11, 2012			1,476,450
		Univision Communications, Inc.	B1	B-
	23,999,786	Term Loan, 3.686%, maturing September 29, 2014			10,907,903
		Univision Communications, Inc.	Caa1	CCC
	1,733,625	Term Loan, 3.936%, maturing March 29, 2009			1,430,241
					33,775,802
Retail Stores: 9.2%
		Amscan Holdings, Inc.	B1	B
	1,477,500	Term Loan, 4.813%, maturing May 25, 2013			1,089,656
		Burlington Coat Factory	B2	CCC+
	3,787,868	Term Loan, 4.450%, maturing May 28, 2013			1,698,226
		CBR Fashion Holding	NR	NR
EUR	500,000	Term Loan, 5.517%, maturing July 20, 2015			419,364
EUR	460,000	Term Loan, 5.767%, maturing July 20, 2016			385,815
		Dollar General Corporation	B1	B+
	$8,500,000	Term Loan, 5.271%, maturing July 06, 2014			6,596,000
		Dollarama Group, L.P.	Ba1	BB-
	3,369,844	Term Loan, 5.170%, maturing November 18, 2011			2,611,629
		General Nutrition Centers, Inc.	B1	B-
	3,546,000	Term Loan, 6.188%, maturing September 16, 2013			2,393,550
		Guitar Center, Inc.	B3	B-
	5,000,000	Term Loan, 4.940%, maturing October 09, 2014			2,387,500
		Harbor Freight Tools USA, Inc.	B1	B+
	6,187,911	Term Loan, 9.750%, maturing July 15, 2010			3,712,747
		Michaels Stores, Inc.	B2	B
	6,613,345	Term Loan, 4.337%, maturing October 31, 2013			3,323,206

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		Nebraska Book Company, Inc.	Ba3	B
	$2,369,858	Term Loan, 6.380%, maturing March 04, 2011			$1,421,915
		Neiman Marcus Group, Inc.	Ba3	BB+
	8,299,578	Term Loan, 4.565%, maturing April 06, 2013			5,266,340
		Oriental Trading Company, Inc.	B3	B
	2,382,774	Term Loan, 4.871%, maturing July 31, 2013			1,366,123
		Petco Animal Supplies, Inc.	B1	BB-
	5,035,312	Term Loan, 5.532%, maturing October 26, 2013			3,434,083
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 8.258%, maturing September 22, 2014			1,347,968
GBP	1,545,301	Term Loan, 8.758%, maturing September 22, 2015			1,289,214
		Rite Aid	B2	B+
	$4,975,000	Term Loan, 5.014%, maturing June 04, 2014			3,420,313
	400,000	Term Loan, 6.000%, maturing June 04, 2014			278,000
		Sally Holding, LLC	B2	BB-
	2,437,532	Term Loan, 4.189%, maturing November 16, 2013			1,822,818
		Sports Authority	B2	B-
	977,500	Term Loan, 6.012%, maturing May 03, 2013			679,363
		Toys "R" Us, Inc.	B2	BB-
	1,368,159	Term Loan, 5.724%, maturing July 19, 2012			854,611
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.249%, maturing June 28, 2015			1,360,000
EUR	2,500,000	Term Loan, 6.749%, maturing June 28, 2016			1,360,000
					48,518,441
Satellite: 0.6%
		Intelsat Corporation	B1	BB-
	$1,387,999	Term Loan, 6.650%, maturing January 03, 2012			1,077,434
	1,387,579	Term Loan, 6.650%, maturing January 03, 2012			1,077,109
	1,387,579	Term Loan, 6.650%, maturing January 03, 2012			1,077,109
					3,231,652
Telecommunications Equipment: 1.9%
		CommScope, Inc.	Ba3	BB-
	1,243,734	Term Loan, 5.877%, maturing December 27, 2014			926,582
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255	Term Loan, 7.665%, maturing December 01, 2014			5,259,974
		Sorenson Communications, Inc.	Ba2	B
	$4,480,849	Term Loan, 4.000%, maturing August 16, 2013			3,769,514
					9,956,070

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Textiles & Leather: 0.1%
	Targus Group, Inc.	B2	B
$1,335,227	Term Loan, 6.340%, maturing November 22, 2012			$660,937
				660,937
Utilities: 10.2%
	Boston Generating, LLC	B1	B-
256,593	Term Loan, 6.012%, maturing December 20, 2013			148,182
7,017,157	Term Loan, 6.012%, maturing December 20, 2013			4,052,408
1,916,404	Term Loan, 6.012%, maturing December 20, 2013			1,106,723
	Calpine Corporation	B2	B+
1,522,500	Revolver, 4.109%, maturing March 29, 2014			1,027,688
2,470,074	Term Loan, 6.645%, maturing March 29, 2014			1,742,726
	Coleto Creek WLE, L.P.	B1	BB-
750,000	Revolver, 1.053%, maturing June 30, 2011			517,500
5,161,025	Term Loan, 6.512%, maturing June 28, 2013			3,741,743
764,331	Term Loan, 6.512%, maturing June 28, 2013			554,140
	FirstLight Power Resources, Inc.	B1	B+
2,635,312	Term Loan, 5.750%, maturing November 01, 2013			2,016,014
906,823	Term Loan, 6.313%, maturing November 01, 2013			693,719
	FirstLight Power Resources, Inc.	B3	CCC+
610,514	Term Loan, 7.711%, maturing May 01, 2014			457,886
	Infrastrux Group, Inc.	B2	B
4,193,446	Term Loan, 5.686%, maturing November 03, 2012			3,512,011
	MACH Gen, LLC	B2	B+
453,125	Term Loan, 5.762%, maturing February 22, 2013			417,328
4,297,055	Term Loan, 4.196%, maturing February 22, 2014			3,957,588
	NRG Energy, Inc.	Ba1	BB
10,557,512	Term Loan, 5.262%, maturing February 01, 2013			8,841,916
4,036,982	Term Loan, 5.262%, maturing February 01, 2013			3,380,973
	NSG Holdings, LLC	Ba2	BB
183,673	Term Loan, 4.320%, maturing June 15, 2014			137,755
1,337,728	Term Loan, 4.320%, maturing June 15, 2014			1,003,296

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		Texas Competitive Electric Holdings Company, LLC	Ba3	B+
	$2,983,659	Term Loan, 5.278%, maturing October 14, 2014			$2,035,932
	1,974,962	Term Loan, 5.283%, maturing October 14, 2014			1,344,209
	2,940,000	Term Loan, 5.547%, maturing October 14, 2014			2,004,713
		TPF Generation Holdings, LLC	Ba3	BB-
	3,664,399	Term Loan, 5.762%, maturing December 15, 2013			3,105,579
	1,431,519	Term Loan, 5.762%, maturing December 15, 2013			1,213,213
		TPF Generation Holdings, LLC	B3	B-
	1,500,000	Term Loan, 8.012%, maturing December 15, 2014			952,500
		Viridian Group, PLC	NR	NR
GBP	1,080,000	Term Loan, 7.687%, maturing December 19, 2012			1,299,483
EUR	1,072,386	Term Loan, 7.928%, maturing December 19, 2012			1,062,975
		Wolf Hollow I, L.P.	B2	B+
	$450,000	Term Loan, 2.471%, maturing June 22, 2012			326,250
	1,800,000	Term Loan, 1.336%, maturing June 22, 2012			1,260,000
	2,094,343	Term Loan, 6.012%, maturing June 22, 2012			1,466,040
					53,380,490
		Total Senior Loans (Cost $1,371,272,710 )			879,680,448
Other Corporate Debt: 0.7%
Automobile: 0.7%
		Avis Budget Car Rental	Ba3	B-
	750,000	Floating Rate Note, 7.521%, maturing May 15, 2014			165,000
		Navistar International Corporation	NR	BB-
	1,800,000	Unsecured Term Loan, 5.683%, maturing January 19, 2012			994,500
	4,950,000	Unsecured Term Loan, 4.686%, maturing January 19, 2012			2,734,875
		Total Other Corporate Debt (Cost $7,500,000 )			3,894,375

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

Equities and Other Assets: 0.1%
	Description		Market Value USD
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)		$—
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)		—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)		—
(2), (@), (R)	Cedar Chemical (Liquidation Interest)		—
(@), (R)	Decision One Corporation (1,752,103 Common Shares)		—
(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)		—
(@), (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)		—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		—
(@), (R)	Humphrey's, Inc. (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(1), (@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@), (R)	Norwood Promotional Products, Inc. (104,148 Common Shares)		—
(@), (R)	Norwood Promotional Products, Inc. (Contingent Value Rights)		—
(@), (R)	Safelite Realty Corporation (57,804 Common Shares)		462,432
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
	Total for Equities and Other Assets (Cost $1,580,560 )		462,482
	Total Investments (Cost $1,380,353,270 )**	168.1%	$884,037,305
	Other Assets and Liabilities — Net	(68.1)	(358,126,043)
	Net Assets	100.0%	$525,911,262

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (2)  Loan is on non-accrual basis.

  (3)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

  (@)  Non-income producing security.

  (R)  Restricted security.

  AUD  Australian Dollar

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,380,579,383.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$297,555
Gross Unrealized Depreciation	(496,839,633)
Net Unrealized Depreciation	$(496,542,078)

The following table summarizes the inputs used as of November 30, 2008 in determining the Trust's investments at fair value for purposes of SFAS 157:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	865,742,698	3,608,383
Level 3 — Significant Unobservable Inputs	18,294,607	—
Total	$884,037,305	$3,608,383

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

  *  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2008, was as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 02/29/08	$18,607,111	$—
Net purchases/sales	5,874,221	—
Total realized and unrealized gain (loss)	(8,438,865)	—
Accrued Discounts/(Premiums)	2,252,140	—
Transfers in and/or out of Level 3	—	—
Balance at 11/30/08	$18,294,607	$—

  *  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended November 30, 2008, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $(4,180,991). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

At November 30, 2008 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For	Unrealized Value	Appreciation/ (Depreciation)
Australian Dollar AUD 7,900,000	Sell	12/15/08	$5,418,627	$5,167,893	$250,734
Australian Dollar AUD 5,200,000	Sell	01/15/09	3,396,120	3,396,003	117
Euro EUR 24,810,000	Sell	12/15/08	33,812,808	31,523,652	2,289,156
Euro EUR 22,610,000	Sell	01/15/09	28,259,109	28,720,261	(461,152)
British Pound Sterling GBP 7,265,000	Sell	12/15/08	12,611,313	11,195,464	1,415,849
British Pound Sterling GBP 7,065,000	Sell	01/15/09	10,725,023	10,889,476	(164,453)
Swedish Kronor SEK 15,900,000	Sell	12/15/08	2,242,753	1,962,389	280,364
Swedish Kronor SEK 14,400,000	Sell	01/15/09	1,774,710	1,776,942	(2,232)
			$98,240,463	$94,632,080	$3,608,383

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of ING Prime Rate Trust was held August 7, 2008, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:
ING Prime Rate Trust, Common Shares

1  To elect eight members of the Board of Trustees to represent the intersets of the holders of Common Shares of the Trust until the election and qualification of their successors.

ING Prime Rate Trust, Auction Rate Cumulative Preferred Shares

2  To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares - Series M, T, W, Th and F of the Trust - until the election and qualification of their successors.

ING Prime Rate Trust, Auction Rate Cumulative Preferred Shares

3  To approve modifications to the Trust's fundamental investment restriction governing borrowing.

ING Prime Rate Trust, Common and Auction Rate Cumulative Preferred Shares

3  To approve modifications to the Trust's fundamental investment restriction governing borrowing.

Results:

	Proposal 1*	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Common Shares	Colleen D. Baldwin	95,743,615.660	4,209,041.604	0.000	0.000	99,952,657.264
	Patricia W. Chadwick	95,825,636.326	4,127,020.938	0.000	0.000	99,952,657.264
	Robert W. Crispin	95,761,405.375	4,191,251.889	0.000	0.000	99,952,657.264
	Peter S. Drotch	95,685,906.648	4,266,750.616	0.000	0.000	99,952,657.264
	J. Michael Earley	95,836,618.289	4,116,038.975	0.000	0.000	99,952,657.264
	Patrick W. Kenny	95,777,282.652	4,175,374.612	0.000	0.000	99,952,657.264
	Shaun P. Mathews	95,756,133.375	4,196,523.889	0.000	0.000	99,952,657.264
	Sheryl K. Pressler	95,762,565.597	4,190,091.667	0.000	0.000	99,952,657.264
	Proposal 2*
Auction Rate Cumulative Preferred Shares	John V. Boyer	9,080.000	921.000	0.000	0.000	10,001.000
	Roger B. Vincent	9,079.000	922.000	0.000	0.000	10,001.000
Auction Rate Cumulative Preferred Shares	Proposal 3**	5,446.000	546.000	253.000	3,756.000	10,001.000
Common and Auction Rate Cumulative Preferred Shares	Proposal 3**	65,242,968.144	4,160,196.315	1,900,949.805	28,658,544.000	99,962,658.264

*  Proposals 1 & 2 passed.

**  The Shareholder Meeting for Proposal 3 was adjourned to September 16, 2008.

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (continued)

A special meeting of shareholders of ING Prime Rate Trust was held September 16, 2008, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:
ING Prime Rate Trust, Common Shares

3  To approve modifications to the Trust's fundamental investment restriction governing borrowing.

ING Prime Rate Trust, Action Rate Cumulative Preferred Shares

3  To approve modifications to the Trust's fundamental investment restriction governing borrowing.

Results:

Proposal 3*	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Auction Rate Cumulative Preferred Shares	8,937.912	921.892	408.164	0.000	10,267.968
Proposal 3*	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Common and Auction Rate Cumulative Preferred Shares	65,903,394.019	4,185,004.343	1,938,773.193	25,219,642.032	97,246,813.587

*  Proposal 3 passed.

ING Prime Rate Trust

ADDITIONAL INFORMATION

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, DST will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by DST when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2008 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2008	February 7, 2008	February 25, 2008

February 29, 2008	March 6, 2008	March 25, 2008

March 31, 2008	April 8, 2008	April 22, 2008

April 30, 2008	May 8, 2008	May 22, 2008

May 30, 2008	June 6, 2008	June 23, 2008

June 30, 2008	July 8, 2008	July 22, 2008

July 31, 2008	August 7, 2008	August 22, 2008

August 29, 2008	September 8, 2008	September 22, 2008

September 30, 2008	October 8, 2008	October 22, 2008

October 31, 2008	November 6, 2008	November 24, 2008

November 28, 2008	December 8, 2008	December 22, 2008

December 19, 2008	December 29, 2008	January 13, 2009

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of November 30, 2008 was 4,591 which does not include approximately 43,849 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on May 21, 2008 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

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Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRQR-UPRTQ3     (1108-012309)